Income Taxes (Details) $ / shares in Units, $ in Millions	3 Months Ended		12 Months Ended			24 Months Ended
	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($)	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 USD ($) item	Dec. 18, 2015 USD ($) $ / shares	Dec. 19, 2014 USD ($) $ / shares
Net operating loss carry-forwards and tax credit carry-forwards
Federal income tax rate (as a percent)			35.00%	35.00%	35.00%
Reconciliation of computed expected tax expense excluding non-controlling interest to income tax expense (benefit) attributable to continuing operations
Computed "expected" tax expense excluding non-controlling interest			$ 134	$ 84	$ 187
Adjustments to tax expense attributable to:
Foreign tax differences			(14)	22	4
Tax-exempt income			(15)	(11)	(9)
State income taxes, net of federal benefit			5	1	10
Federal tax credits			(31)	(16)	(12)
Domestic manufacturing deduction			(5)	(8)	(11)
Other			(4)	(3)	(1)
Income tax expense			70	69	168
Components of earnings before income taxes
United States			272	196	472
Foreign			110	44	63
Total earnings excluding non-controlling interest			382	240	535
Less: Net income attributable to noncontrolling interest			(2)	(1)	(1)
Earnings before income taxes			384	241	536
Current:
Federal			(1)	52	111
Foreign			21	20	20
State and local			7	6	12
Deferred:
Federal			36	(14)	20
Foreign			4	8	1
State and local			3	(3)	4
Income tax expense			70	69	168
Unrealized changes in other comprehensive income			(12)	0	(27)
Total income taxes			58	69	141
Income taxes receivable	$ 33		48	33		$ 48
Income taxes payable	4		6	4		6
Deferred income tax liabilities:
Depreciation	112		112	112		112
Domestic partnerships	53		69	53		69
LIFO	11		10	11		10
Cash basis farming adjustment	9		9	9		9
Other	9		18	9		18
Aggregate deferred income tax liabilities	194		218	194		218
Deferred income tax assets:
Reserves/accruals	103		83	103		83
Deferred earnings of foreign subsidiaries	36		45	36		45
Net operating and capital loss carry-forwards	10		50	10		50
Tax credit carry-forwards	14		13	14		13
Other	9		8	9		8
Aggregate deferred income tax assets	172		199	172		199
Valuation allowance	19		58	19		58
Net deferred income tax liability	41		77	41		77
Accrued interest and penalties on uncertain tax positions	4		2	4		2
Unrecognized tax benefits, if recognized, would affect the effective tax rate	7		13	7		13
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Balance at the beginning of the year			7	7		7
Additions for uncertain tax positions of prior years			6	1
Decreases for uncertain tax positions of prior years				(2)
Additions for uncertain tax positions of current year			2	1
Lapse of statute of limitations			(2)
Balance at the end of the year	7	$ 7	13	7	7	13
Undistributed earnings from foreign operations			1,038			1,038
Investments in limited partnerships	10		8	10		8
Tax benefit arising due to difference between current and deferred taxes							$ 13	$ 11
Tax benefit arising due to difference between current and deferred taxes per common share | $ / shares							$ 10.92	$ 9.68
One-time Federal blender's credits recognized as revenue	$ 17	$ 15
One-time Federal blender's credits recognized as revenue per common share | $ / shares	$ 14.88
Tax expense on Federal blender's credits recognized as revenue	$ 0
Other commitments
Contribution to long-term investment			$ 31	28	$ 3
Minimum
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Number of tax years typically subject to examination for major non-US jurisdictions			3 years
Maximum
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Number of tax years typically subject to examination for major non-US jurisdictions			6 years
Belarina
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Deferred tax asset - net operating losses			$ 25			25
Valuation allowance - net operating losses			$ 25			$ 25
Refined coal processing plant
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Number of limited liability companies invested in | item			2			2
Other commitments
Contribution to long-term investment			$ 14	$ 9
Solar energy production facilities
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Number of limited liability companies invested in | item			2
Other commitments
Contribution to long-term investment			$ 10
Foreign
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Net operating loss carry-forwards (NOLs)			144			$ 144
State
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Tax credit carry-forwards			$ 20			$ 20